EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]

December 31, 2012, statutory surplus reserve activity was as follows:

	June 30,	December 31,
	2013 US$	2012 US$

Balance – beginning of year	75,489	74,469
Addition to statutory reserves	-	1,020
Balance –end of year	75,489	75,489

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The following is a summary of the option activity:

Stock options	Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Outstanding as of December 31, 2011	450,000
Granted	-	$
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	450,000		$1.45	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	450,000		$1.45	$400,500

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]

Following is a summary of the status of options outstanding and exercisable at June 30, 2013:

Outstanding options			Exercisable options
Average Exercise price	Number	Average remaining contractual life (years)	Average Exercise price	Number	Average remaining contractual life (years)
$1.45	450,000	3.5	$1.45	90,000	3.5